SUPPLEMENT DATED AUGUST 22, 2025 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco EQV European Small Company Fund
(the “Fund”)
This supplement amends the Statement of Additional Information for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
As of August 22, 2025, the following Fund is no longer included in the Statement of Additional Information:
Invesco EQV European Small Company Fund
AFG-SAI-SUP-1 082225